Commitments and Contingencies - Schedule of annual repayment of contractual commitments (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	Mar. 31, 2023 USD ($)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2024	$ 370.5	[1]
2025	280.2	[1]
2026	96.4	[1]
2027	56.9	[1]
2028	40.1	[1]
Thereafter	142.1	[1]
Total	986.2	[1]
Film Related Obligations Commitments [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2024	149.6	[2]
2025	141.0	[2]
2026	14.1	[2]
2027	6.5	[2]
2028	0.0	[2]
Thereafter	4.1	[2]
Total	315.3	[2]
Interest Payments [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2024	139.9	[3]
2025	81.3	[3]
2026	36.6	[3]
2027	10.1	[3]
2028	3.2	[3]
Thereafter	0.0	[3]
Total	271.1	[3]
Other Contractual Obligations [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2024	81.0
2025	57.9
2026	45.7
2027	40.3
2028	36.9
Thereafter	138.0
Total	$ 399.8

[1]	Not included in the amounts above are $343.6 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that the Company is unable to make sufficiently reliable estimations of future payments. See Note 11 for further information.
[2]	Film related obligations commitments are not reflected on the combined balance sheets as they did not then meet the criteria for recognition and include the following items: (i) Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which the Company will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film. (ii) Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future. (iii) Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.
[3]	Includes cash interest payments on the Company’s Senior Credit Facilities and film related obligations, based on the applicable LIBOR and SOFR interest rates as of March 31, 2023, net of payments and receipts from the Company’s interest rate swaps, and excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.